PREPAID EXPENSES (Tables)	12 Months Ended
Nov. 30, 2022
Prepaid Expenses
SCHEDULE OF PREPAID EXPENSES	Prepaid expenses consisted of the following as of November 30:
	2022	2021
Prepaid expenses	$573,494	$14,024
Prepaid insurance	10,638	4,919
Total prepaid expenses	$584,132	$18,943